Annual Total Returns- Thrivent Moderate Allocation Fund (Class A) [BarChart] - Class A - Thrivent Moderate Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.60%)	11.72%	15.18%	5.47%	(0.87%)	8.35%	12.29%	(4.95%)	18.33%	13.29%